T. ROWE PRICE Science & Technology Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.8%
BUSINESS SERVICES  0.5%
Business Services  0.5%
Verisk Analytics  142,603 42,442
Total Business Services 42,442
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(2)(3) 7,289 —
Total Consumer/Retail —
FINANCIAL SERVICES  2.2%
Payments  2.2%
Corpay (3) 70,100 24,445
Fiserv (3) 52,900 11,682
Mastercard, Class A  93,130 51,047
Visa, Class A  274,619 96,243
Total Financial Services 183,417
HARDWARE  14.4%
Consumer Electronics  12.8%
Apple  4,824,636 1,071,696
Sandisk (3) 130,866 6,231
1,077,927
Contract Manufacturing  0.1%
Celestica (3) 126,200 9,946
9,946
Electronic Equipment and Components  0.8%
Coherent (3) 180,300 11,709
Synaptics (3) 287,930 18,347
TE Connectivity  274,700 38,820
68,876
Electronics Distributors  0.1%
CDW  25,161 4,032
4,032
Enterprise Hardware  0.6%
Keysight Technologies (3) 269,447 40,355
Western Digital (3) 67,900 2,745

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (3) 31,972 9,034
52,134
Total Hardware 1,212,915
HEALTH CARE  1.9%
Biotechnology  0.6%
Gilead Sciences  475,400 53,269
53,269
Health Care Services  0.9%
McKesson  84,800 57,070
Quest Diagnostics  104,800 17,732
74,802
Medical Devices & Equipment & Supplies  0.4%
Boston Scientific (3) 132,900 13,407
Medtronic  142,100 12,769
Stryker  23,500 8,748
34,924
Total Health Care 162,995
INDUSTRIALS  2.3%
Aerospace & Defense  0.5%
Teledyne Technologies (3) 87,700 43,649
43,649
Automobile Manufacturers  0.4%
Tesla (3) 144,021 37,325
37,325
Other Industrials  1.4%
Fortive  120,600 8,825
Roper Technologies  178,866 105,456
114,281
Transportation Technology Services  0.0%
Aurora Innovation (3)(4) 32,679 220
220
Total Industrials 195,475
INTERNET  18.1%
China Internet Media/Advertising  0.0%
58.com (1) 8,367,978 —
—
Rest of World Internet Retail  0.4%
MercadoLibre (3) 3,400 6,633

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Sea, ADR (3) 191,900 25,041
31,674
U.S. Internet Media/Advertising  16.9%
Alphabet, Class A  2,131,682 329,643
Alphabet, Class C  2,043,177 319,205
AppLovin, Class A (3) 190,300 50,424
Meta Platforms, Class A  1,272,855 733,623
1,432,895
U.S. Internet Retail  0.0%
Amazon.com (3) 4,179 795
795
U.S. Internet Services  0.8%
Booking Holdings  3,800 17,506
GoDaddy, Class A (3) 280,393 50,510
68,016
Total Internet 1,533,380
IT SERVICES  3.4%
Data Centers  0.0%
Equinix, REIT  1,209 986
986
IT Services  3.4%
Accenture, Class A  171,418 53,489
F5 (3) 39,101 10,412
Fastly, Class A (3) 437,478 2,769
Globant (3) 5,749 677
International Business Machines  813,900 202,384
VeriSign (3) 79,600 20,208
289,939
Total IT Services 290,925
MEDIA & ENTERTAINMENT  2.2%
Direct-to-Consumer Subscription Services  0.6%
Netflix (3) 49,423 46,088
46,088
Live Entertainment  0.2%
TKO Group Holdings  89,700 13,707
13,707
Video Gaming  1.4%
Electronic Arts  234,100 33,832

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 27,486
ROBLOX, Class A (3)(4) 82,135 4,788
Take-Two Interactive Software (3) 239,900 49,719
115,825
Total Media & Entertainment 175,620
SEMICONDUCTORS  23.7%
Analog Semiconductors  3.2%
Analog Devices  728,100 146,836
Monolithic Power Systems  95,500 55,388
ON Semiconductor (3) 702,700 28,593
Texas Instruments  235,100 42,247
273,064
Digital Systems  6.6%
NVIDIA  5,142,736 557,370
557,370
Foundry  0.0%
Taiwan Semiconductor Manufacturing, ADR  7,101 1,179
1,179
Memory  1.5%
Micron Technology  1,113,600 96,761
Rambus (3) 565,100 29,258
126,019
Microcontrollers  1.1%
Infineon Technologies (EUR)  288,649 9,622
Microchip Technology  200,756 9,719
NXP Semiconductors  374,100 71,101
90,442
Processors  7.8%
Advanced Micro Devices (3) 1,590,100 163,367
Broadcom  1,768,165 296,044
Credo Technology Group Holding (3) 270,200 10,851
Lattice Semiconductor (3) 777,400 40,775
Marvell Technology  588,540 36,236
QUALCOMM  734,900 112,888
660,161
Semiconductor Capital Equipment  3.5%
Applied Materials  578,200 83,908
Entegris  49,200 4,304
KLA  146,000 99,251

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Lam Research  1,455,000 105,779
293,242
Total Semiconductors 2,001,477
SOFTWARE  23.5%
Back-Office Applications Software  3.1%
Intuit  302,200 185,548
Samsara, Class A (3) 30,692 1,176
SAP (EUR)  289,135 77,474
Vertex, Class A (3)(4) 15,341 537
264,735
Collaboration and Productivity Software  3.1%
Elastic (3) 132,400 11,797
Monday.com (3) 40,600 9,872
Palantir Technologies, Class A (3) 1,644,515 138,797
ServiceNow (3) 122,303 97,371
257,837
Design Software  0.8%
Autodesk (3) 73,657 19,283
Cadence Design Systems (3) 184,872 47,019
Synopsys (3) 2,516 1,079
67,381
Front-Office Applications Software  2.2%
Docusign (3) 89,693 7,301
HubSpot (3) 24,447 13,966
Salesforce (4) 602,144 161,592
182,859
Industry-Specific Software  1.2%
ServiceTitan, Class A (3)(4) 66,451 6,320
Shopify, Class A (3) 830,260 79,273
Tyler Technologies (3) 31,950 18,576
104,169
Infrastructure and Developer Tool Software  10.2%
Arista Networks (3) 20,588 1,595
Microsoft  1,719,431 645,457
Nutanix, Class A (3)(4) 166,509 11,624
Oracle  1,134,725 158,646
Snowflake, Class A (3) 311,900 45,587
Twilio, Class A (3) 1,200 118
863,027

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Security Software  2.9%
Crowdstrike Holdings, Class A (3) 146,114 51,517
Fortinet (3) 1,086,126 104,550
Palo Alto Networks (3) 536,750 91,591
247,658
Total Software 1,987,666
TELECOM EQUIPMENT  4.1%
Wireless Equipment  0.3%
Motorola Solutions  65,263 28,573
28,573
Wireline Equipment  3.8%
Amphenol, Class A  69,686 4,571
Cisco Systems (4) 4,103,032 253,198
Corning  1,427,186 65,336
323,105
Total Telecom Equipment 351,678
TELECOM SERVICES  1.5%
Rest of The World Telecom  0.0%
ARM Holdings, ADR (3)(4) 17,200 1,837
1,837
Towers  0.5%
American Tower, REIT  199,800 43,476
43,476
U.S. Cable/Satellite  0.1%
Comcast, Class A  242,900 8,963
8,963
U.S. Wireless  0.9%
T-Mobile U.S.  221,696 59,128
Verizon Communications  385,600 17,491
76,619
Total Telecom Services 130,895
Total Common Stocks (Cost $7,011,505) 8,268,885

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.4%
BUSINESS SERVICES  0.0%
Information Services  0.0%
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (1)(2)(3) 6,081 2,000
Total Business Services 2,000
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(2)(3) 4,539 —
Total Consumer/Retail —
INDUSTRIALS  0.6%
Transportation Technology Services  0.6%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 1,199
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(2)(3) 298,258 31,600
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(2)(3) 107,687 11,511
Total Industrials 44,310
INTERNET  0.2%
Rest of World Internet Services  0.2%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)
(3) 558,273 12,176
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 3,423
Total Internet 15,599
IT SERVICES  0.2%
Data Centers  0.2%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 11,766
Total IT Services 11,766
SEMICONDUCTORS  0.3%
Other Semiconductors  0.0%
Psiquantum, Acquisition Date: 3/14/25, Cost $3,000 (1)(2)(3) 72,946 3,000
3,000
Processors  0.3%
Lambda, Series D-1, Acquisition Date: 1/24/25, Cost $3,000 (1)
(2)(3) 166,578 3,000

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (1)(2)(3) 81,714 5,087
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $19,974 (1)(2)(3) 248,958 19,974
28,061
Total Semiconductors 31,061
SOFTWARE  0.1%
Back-Office Applications Software  0.0%
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (1)(2)(3) 90,070 1,550
1,550
Collaboration and Productivity Software  0.1%
X.AI, Series C, Acquisition Date: 11/22/24, Cost $5,000 (1)(2)(3) 230,946 5,000
5,000
Total Software 6,550
Total Convertible Preferred Stocks (Cost $165,059) 111,286
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Treasury Reserve Fund, 4.39% (5)(6) 78,246,494 78,246
Total Short-Term Investments (Cost $78,246) 78,246
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 3,184,184 3,184
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,184
Total Securities Lending Collateral (Cost $3,184) 3,184
Total Investments in Securities  100.1%
(Cost $7,257,994) $ 8,461,601
Other Assets Less Liabilities (0.1)% (4,926)
Net Assets 100.0% $ 8,456,675
‡ Shares are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Science & Technology Fund

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(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $138,772 and represents 1.6% of net assets.
(3) Non-income producing
(4) All or a portion of this security is on loan at March 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ — ++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 333
Totals $ — # $ — $ 333 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 271,784 ¤ ¤ $ 3,184
T. Rowe Price Treasury
Reserve Fund, 4.39% 13 ¤ ¤ 78,246
Total $ 81,430 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $333 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,430.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Science & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Science & Technology Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Science & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2025 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $4,060,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,154,303 $ 87,096 $ 27,486 $ 8,268,885
Convertible Preferred Stocks — — 111,286 111,286
Short-Term Investments 78,246 — — 78,246
Securities Lending Collateral 3,184 — — 3,184
Total $ 8,235,733 $ 87,096 $ 138,772 $ 8,461,601
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 33,863 $ (6,377) $ — $ 27,486
Convertible Preferred Stocks 94,849 10,437 6,000 111,286
Total $ 128,712 $ 4,060 $ 6,000 $ 138,772

T. ROWE PRICE Science & Technology Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F61-054Q1 03/25